Employee Compensation - Pension and Other Employee Future Benefits	12 Months Ended
Oct. 31, 2022
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Employee Compensation - Pension and Other Employee Future Benefits
Note 21: Employee Compensation – Pension and Other Employee Future Benefits
Pension and Other Employee Future Benefit Plans
We sponsor a number of arrangements globally that provide pension and other employee future benefits to our retired and current employees. The largest of these arrangements, by defined benefit obligation, are the primary defined benefit pension plans for employees in Canada and the United States and the primary other employee future benefit plan for employees in Canada.
Pension arrangements include defined benefit pension plans, as well as supplementary arrangements that provide pension benefits in excess of statutory limits. Generally, under these plans we provide retirement benefits based on an employee’s years of service and average annual earnings over a period of time prior to retirement. Our pension and other employee future benefit expenses, recorded in employee compensation expense, mainly comprise the current service cost plus or minus the interest on net defined benefit assets or liabilities. In addition, we provide defined contribution pension plans to our employees. The costs of these plans, recorded in employee compensation expense, are equal to our contributions to the plans.
Effective December 31, 2020, the primary defined benefit pension plan for employees in Canada was closed to new employees hired after that date. Employees hired or transferred to BMO Canada on or after January 1, 2021 are eligible to participate in a defined contribution pension plan once they have completed the waiting period of six months of continuous service.
We also provide other employee future benefits, including health and dental care benefits and life insurance, for eligible current and retired employees.
Short-term employee benefits, such as salaries, paid absences, bonuses and other benefits, are accounted for on an accrual basis over the period in which the employees provide the related services.
Investment Policy
The defined benefit pension plans are administered under a defined governance structure, with oversight resting with the Board of Directors.
The plans are managed under a framework that considers both assets and liabilities in the development of an investment policy and in managing risk. Over the past several years, we have implemented a liability-driven investment strategy for the primary Canadian plan to enhance risk-adjusted returns while reducing the plan’s surplus volatility. This strategy has reduced the impact of the plan on our regulatory capital.
The plans invest in asset classes that include equities, fixed income and alternative strategies, under established investment guidelines. Plan assets are diversified across asset classes and by geographic exposure. They are managed by asset management firms that are responsible for the selection of investment securities. Derivative instruments are permitted under policy guidelines and are generally used to hedge foreign currency exposures, manage interest rate exposures or replicate the return of an asset.
Asset Allocations
The asset allocation ranges and weighted-average actual asset allocations of our primary pension plans, based on fair market values at October 31, are as follows:

	Pension benefit plans
	Target range 2022	Actual 2022	Actual 2021

Equities	20% – 40%	25%	30%
Fixed income investments	40% – 55%	43%	47%
Alternative strategies	15% – 40%	32%	23%
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis.
Risk Management
The defined benefit pension plans are exposed to various risks, including market risk (interest rate, equity and foreign currency risks), credit risk, operational risk, surplus risk and longevity risk. We follow a number of approaches to monitor and actively manage these risks, including:
•	monitoring surplus-at-risk, which measures a plan’s risk in an asset-liability framework;
•	stress testing and scenario analyses to evaluate the volatility of the plans’ financial positions and any potential impact on the bank;
•	hedging of currency exposures and interest rate risk within policy limits;
•	controls related to asset mix allocations, geographic allocations, portfolio duration, credit quality of debt securities, sector guidelines, issuer/counterparty limits and others; and
•	ongoing monitoring of exposures, performance and risk levels.
Pension and Other Employee Future Benefit Liabilities
Our actuaries perform valuations of our defined benefit obligations for pension and other employee future benefits as at October 31 of each year using the projected unit credit method based on management’s assumptions about discount rates, rates of compensation increase, retirement age, mortality and health care cost trend rates.
The discount rates for the primary Canadian and U.S. pension and other employee future benefit plans were selected based on the yields of high-quality AA rated corporate bonds with terms matching the plans’ cash flows.

The fair value of plan assets is deducted from the defined benefit obligation to determine the net defined benefit asset or liability. For defined benefit pension plans that are in a net defined benefit asset position, the recognized asset is limited to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan (the asset ceiling). Changes in the asset ceiling are recognized in other comprehensive income. Components of the change in our net defined benefit assets or liabilities and our pension and other employee future benefit expenses are as follows:

Current service cost
represents benefits earned in the current year. The cost is determined with reference to the current workforce and the amount of benefits to which employees will be entitled upon retirement, based on the provisions of our benefit plans.
Interest on net defined benefit asset or liability
represents the increase in the net defined benefit asset or liability that results from the passage of time and is determined by applying the discount rate to the net defined benefit asset or liability.
Actuarial gains and losses
may arise in two ways. First, each year our actuaries recalculate the defined benefit obligations and compare them to those estimated as at the previous year end. Any differences that result from changes in demographic and economic assumptions or from plan member experience being different from management’s expectations at the previous year end are considered actuarial gains or losses. Second, actuarial gains and losses arise when there are differences between the discount rate and actual returns on plan assets. Actuarial gains and losses are recognized immediately in other comprehensive income as they occur and are not subsequently reclassified to income in future periods.
Plan amendments
are changes in our defined benefit obligations that result from changes to provisions of the plans. The effects of plan amendments are recognized immediately in income when a plan is amended.
Settlements
occur when defined benefit obligations for plan participants are settled, usually through lump sum cash payments, and as a result we no longer have any obligation to provide such participants with benefit payments in the future.
Funding of Pension and Other Employee Future Benefit Plans
We fund our defined benefit pension plans in Canada and the United States in accordance with statutory requirements, and the assets in these plans are used to pay benefits to retirees and other employees. Some groups of employees are also eligible to make voluntary contributions in order to receive enhanced benefits. Our supplementary pension plan in Canada is funded, while the supplementary pension plan in the U.S. is unfunded.
Our other employee future benefit plans in Canada and the United States are either funded or unfunded. Benefit payments related to these plans are paid either through the respective plan or directly by us.
We measure the fair value of plan assets for our plans in Canada and the United States as at October 31. In addition to actuarial valuations for accounting purposes, we are required to prepare valuations for determining our minimum funding requirements for our pension arrangements in accordance with the relevant statutory framework (our funding valuation). An annual funding valuation is performed for our plans in Canada and the United States. The most recent funding valuation for our primary Canadian pension plan was performed as at October 31, 2022 and the most recent funding valuation for our primary U.S. pension plan was performed as at January 1, 2021.
A summary of plan information for the past two years is as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022	2021
Defined benefit obligation	7,082	9,716	928	1,220
Fair value of plan assets	8,261	10,525	147	166
Surplus (deficit) and net defined benefit asset (liability)	1,179	809	(781)	(1,054)
Surplus (deficit) is comprised of:
Funded or partially funded plans	1,267	939	51	40
Unfunded plans	(88)	(130)	(832)	(1,094)
Surplus (deficit) and net defined benefit asset (liability)	1,179	809	(781)	(1,054)

Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022	2021
Annual benefits expense
Current service cost	237	268	8	9
Net interest (income) expense on net defined benefit (asset) liability	(27)	7	35	30
Past service cost (income)	(2)	–	–	–
Gain on settlement	(1)	–	–	–
Administrative expenses	4	5	–	–
Remeasurement of other long-term benefits	–	–	(18)	(11)
Benefits expense	211	280	25	28
Government pension plans expense (1)	252	216	–	–
Defined contribution expense	176	160	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	639	656	25	28

1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Weighted-Average Assumptions

	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022		2021
Defined Benefit Expenses
Discount rate at beginning of year (1)(2)	3.2%	2.7%	3.3%		2.7%
Rate of compensation increase	2.2%	2.1%	na		2.0%
Assumed overall health care cost trend rate	na	na	4.8	% (3)	4.8	% (3)

Defined Benefit Obligation
Discount rate at end of year	5.5%	3.2%	5.5%		3.3%
Rate of compensation increase	2.3%	2.2%	na		na	(4)
Assumed overall health care cost trend rate	na	na	4.7	% (3)	4.8	% (3)

(1)	The pension benefit current service cost was calculated using a separate discount rate of 3.7% and 3.0% for 2022 and 2021 , respectively.
(2)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.6% and 3.0% for 2022 and 2021, respectively.
(3)	Trending to 4.0% in 204 1 and remaining at that level thereafter.
(4)	Rate of compensation increase is not applicable, since the new flat dollar retiree plan benefit is no longer dependent on compensation.
na – not applicable
Assumptions regarding future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2022	2021	2022	2021
Life expectancy for those currently age 65
Males	23.9	23.8	21.8	21.8
Females	24.2	24.2	23.2	23.2

Life expectancy at age 65 for those currently age 45
Males	24.8	24.8	23.0	23.0
Females	25.1	25.1	24.4	24.4
Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022	2021
Defined benefit obligation
Defined benefit obligation at beginning of year	9,716	10,493	1,220	1,290
Divestiture of defined benefit obligation (1)	(532)	–	–	–
Current service cost	237	268	8	9
Interest cost	290	269	39	34
Past service (income)	(2)	–	–	–
(Gain) on settlements	(1)	–	–	–
Benefits paid	(578)	(525)	(49)	(50)
Employee contributions	18	17	6	5
Actuarial (gains) losses due to:
Changes in demographic assumptions	–	11	(60)	(4)
Changes in financial assumptions	(2,386)	(700)	(244)	(89)
Plan member experience	207	29	(9)	39
Foreign exchange and other	113	(146)	17	(14)
Defined benefit obligation at end of year	7,082	9,716	928	1,220
Wholly or partially funded defined benefit obligation	6,994	9,586	96	126
Unfunded defined benefit obligation	88	130	832	1,094
Total defined benefit obligation	7,082	9,716	928	1,220
Fair value of plan assets
Fair value of plan assets at beginning of year	10,525	10,064	166	181
Divestiture of plan assets (1)	(647)	–	–	–
Interest income	317	262	4	4
Return on plan assets (excluding interest income)	(1,524)	542	(37)	(1)
Employer contributions	58	298	40	40
Employee contributions	18	17	6	5
Benefits paid	(578)	(525)	(49)	(50)
Administrative expenses	(4)	(5)	–	–
Foreign exchange and other	96	(128)	17	(13)
Fair value of plan assets at end of year	8,261	10,525	147	166
Surplus (Deficit) and net defined benefit asset (liability) at end of year	1,179	809	(781)	(1,054)
Recorded in:
Other assets	1,267	947	51	40
Other liabilities	(88)	(138)	(832)	(1,094)
Surplus (Deficit) and net defined benefit asset (liability) at end of year	1,179	809	(781)	(1,054)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial gains (losses) on plan assets	(1,524)	542	(37)	(1)
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	–	(11)	56	4
Changes in financial assumptions	2,386	700	228	84
Plan member experience	(207)	(29)	10	(45)
Foreign exchange and other	(14)	20	–	–
Actuarial gains recognized in other comprehensive income for the year	641	1,222	257	42

(1)	Relates to the defined benefit plan included in the sale of our EMEA Asset Management business in fiscal 2022. Refer to Note 10 for further information.
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The fair values of plan assets held by our primary plans as at October 31, 2022 and 2021 are as follows:

(Canadian $ in millions)	2022			2021
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and money market funds	185	–	185	144	1	145
Securities issued or guaranteed by:
Canadian federal government	11	41	52	26	41	67
Canadian provincial and municipal governments	156	303	459	191	364	555
U.S. federal government	108	–	108	297	4	301
Pooled funds	704	4,034	4,738	1,071	4,014	5,085
Derivative instruments	–	(53)	(53)	–	43	43
Corporate debt	–	1,157	1,157	3	1,391	1,394
Corporate equity	1,187	–	1,187	1,655	–	1,655
	2,351	5,482	7,833	3,387	5,858	9,245
No plan assets are directly invested in the bank’s or related parties’ securities as at October 31, 2022 and 2021. As at October 31, 2022 our primary Canadian plan indirectly held, through pooled funds, less than
$1 million ($11 million as at October 31, 2021) of our common shares and fixed income securities. The plans do not hold any property we occupy or other assets we use.

Sensitivity of Assumptions
Key weighted-average assumptions for 2022 used in measuring the defined benefit obligations for our primary plans are outlined in the following table. The sensitivity analysis provided in the table should be used with caution, as it is hypothetical and the impact of changes in each key assumption may not be linear. The sensitivities to changes in each key variable have been calculated independently of the impact of changes in other key variables. Actual experience may result in simultaneous changes in a number of key assumptions, which would amplify or reduce certain sensitivities.

	Defined benefit obligation
(Canadian $ in millions, except as noted)	Pension benefit plans	Other employee future benefit plans
Discount rate (%)	5.5	5.5
Impact of: 1% increase ($)	(681)	(69)
1% decrease ($)	836	85
Rate of compensation increase (%)	2.3	na
Impact of: 0.25% increase ($)	30	na
0.25% decrease ($)	(29)	na
Mortality
Impact of: 1 year shorter life expectancy ($)	(119)	(17)
1 year longer life expectancy ($)	116	17
Assumed overall health care cost trend rate (%)	na	4.7	(1)
Impact of: 1% increase ($)	na	35
1% decrease ($)	na	(31)

(1)	Trending to 4.00% in 2041 and remaining at that level thereafter.
na –  not applicable
Maturity Profile
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2022	2021
Canadian pension plans	12.1	14.5
U.S. pension plan s	7.5	9.5
Canadian other employee future benefit plans	12.5	13.7
Cash Flows
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2022	2021	2022	2021
Contributions to defined benefit plans	24	254	–	–
Contributions to defined contribution plans	176	160	–	–
Benefits paid directly to pensioners	34	44	40	40
	234	458	40	40
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2023 is approximately $69 million for our defined benefit pension plans and $46 million for our other employee future benefit plans. Benefit payments from our defined benefit plans to retirees for the year ending October 31, 2023 are estimated to be
$520 million.